PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Jan. 31, 2020
PROPERTY AND EQUIPMENT [abstract]
Schedule of property and equipment
	Land and building	Leasehold improvements	Furniture & fixtures	Computer equipment	Machinery & equipment	Total

Cost
Balance, January 31, 2018 and 2017	$—	$—	$—	$—	$—	$—
Assets from acquisition	—	1,352,393	416,609	66,358	511,769	2,347,129
Additions	—	107,402	62,255	30,427	7,995	208,079
Disposals	—	—	—	—	(90,100)	(90,100)
Balance, January 31, 2019	$—	$1,459,795	$478,864	$96,785	$429,664	$2,465,108
Assets from acquisition	—	522,279	50,388	25,846	646,507	1,245,020
Additions	4,675,389	97,956	12,350	—	560,328	5,346,023
Impairment	(3,305,176)	(709,064)	(125,282)	—	—	(4,139,522)
Balance, January 31, 2020	$1,370,213	$1,370,966	$416,320	$122,631	$1,636,499	$4,916,629
Accumulated Depreciation
Balance, January 31, 2018 and 2017	$—	$—	$—	$—	$—	$—
Depreciation expense	—	(301,583)	(65,074)	(7,619)	(8,822)	(383,098)
Balance, January 31, 2019	$—	$(301,583)	$(65,074)	$(7,619)	$(8,822)	$(383,098)
Depreciation expense	(128,225)	(214,331)	(88,667)	(52,324)	(215,853)	$(699,400)
Balance, January 31, 2020	$(128,225)	$(515,914)	$(153,741)	$(59,943)	$(224,675)	$(1,082,498)
Carrying amount, Jan. 31, 2019	$—	$1,158,212	$413,790	$89,166	$420,842	$2,082,010
Carrying amount, Jan. 31, 2020	$1,241,988	$855,052	$262,579	$62,688	$1,411,824	$3,834,131